Significant Events During The Period (Details) - USD ($)	May 09, 2022	May 03, 2022	Feb. 22, 2022	Feb. 17, 2022	Sep. 22, 2021	Aug. 30, 2022	Jun. 30, 2022	Jun. 16, 2022	Jun. 02, 2022	Mar. 03, 2022	Jan. 19, 2022	Dec. 31, 2021
Significant Events During The Period (Details) [Line Items]
Ordinary shares (in Shares)				664.0547		1,463,619					1,765
Aggregate amount	$ 152		$ 1,000,000		$ 153,000
Bear interest rate	9.99%		3.25%		9.99%
Line of credit									$ 200,000	$ 400,000
Bonus shares (in Shares)				664.0547
Ordinary share held of such date (in Shares)		1		1				1.85
Aggregate issuance of shares (in Shares)				6,630,547
Ordinary share price		$ 10,000,000
Financial liability amount		3,821,000
Financial instrument		2,580,000
Shareholders amount		1,241,000					$ 2,300,000					$ 1,345,000
Repayment of loan balance					$ 14,000
Loan matures	12 months
Medigus [Member]
Significant Events During The Period (Details) [Line Items]
Outstanding loans amount		4,010,000
Mr. Hakmon [Member]
Significant Events During The Period (Details) [Line Items]
Outstanding loans amount		940,000
L.I.A. Pure Capital Ltd [Member]
Significant Events During The Period (Details) [Line Items]
Outstanding loans amount		$ 109,000
Top of range [member]
Significant Events During The Period (Details) [Line Items]
Ordinary shares (in Shares)				3,000,000
Authorized share capital (in Shares)				100,000,000
Bottom of range [member]
Significant Events During The Period (Details) [Line Items]
Ordinary shares (in Shares)				1,307,027
Authorized share capital (in Shares)				43,567,567